CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - EUR (€) € in Thousands	Equity attributable to owners of parent	Subscribed capital	Capital reserves	Accumulated deficit	Accumulated other comprehensive gain (loss)	Non-controlling interests	Total
Balance at the beginning at Dec. 31, 2019	€ 33,531	€ 4,836	€ 88,077	€ (60,124)	€ 742	€ (13)	€ 33,518
Loss for the period	(2,556)			(2,556)		(45)	(2,601)
Foreign currency translations	418				418		418
Equity-settled share-based payment	167		167				167
Balance at the end at Mar. 31, 2020	31,560	4,836	88,244	(62,680)	1,160	(58)	31,502
Balance at the beginning at Dec. 31, 2019	33,531	4,836	88,077	(60,124)	742	(13)	33,518
Loss for the period							(15,481)
Balance at the end at Dec. 31, 2020	19,796	4,836	88,748	(75,463)	1,675	(155)	19,641
Loss for the period	(8,303)			(8,303)		(26)	(8,329)
Foreign currency translations	(171)				(171)		(171)
Issue of ordinary shares in the form of ADS, net of transaction costs and tax	15,953	1,065	14,888				15,953
Equity-settled share-based payment	166		166				166
Balance at the end at Mar. 31, 2021	€ 27,441	€ 5,901	€ 103,802	€ (83,766)	€ 1,504	€ (181)	€ 27,260